Summary of accounting policies (Policies)	6 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Description of business
Description of business—
Nomura Holdings, Inc. (“Company”) and its broker-dealer, banking and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government clients on a global basis. The Company and other entities in which it has a controlling financial interest are collectively referred to as “Nomura” within these consolidated financial statements.
Nomura operates its business through various divisions based upon the nature of specific products and services, its main client base and its management structure. Nomura reports operating results through three business segments:
Retail,
Investment
Management and Wholesale.
In its Retail segment, Nomura provides investment consultation services mainly to individual clients in Japan. In its
Investment
Management segment, Nomura develops and manages investment trusts, and provides investment advisory services. In its Wholesale segment, Nomura engages in the sales and trading of debt and equity securities, derivatives, and currencies on a global basis, and provides investment banking services such as the underwriting of debt and equity securities as well as mergers and acquisitions and financial advice.
The accounting and financial reporting policies of Nomura conform to U. S. generally accepted accounting principles (“U. S.GAAP”) as applicable to broker dealers. A summary of the significant accounting policies applied by Nomura within these interim consolidated financial statements is provided within in the notes to the consolidated financial statements of Nomura’s annual report on Form
20-F
for the year ended March 31, 2021 as filed on June 25, 2021 as amended by certain new accounting pronouncements adopted by the Company during the six months ended September 30, 2021 and discussed further below.

Use of estimates
Use of estimates—
While the COVID-19 pandemic has impacted some of the critical accounting estimates and underlying assumptions used in the consolidated financial statements during the year ended March 31, 2021, no further significant adverse changes in these estimates occurred during the six months ended September 30, 2021 as a result of the COVID-19 pandemic.

New accounting pronouncements recently adopted	New accounting pronouncements recently adopted— No new accounting pronouncements relevant to Nomura were adopted during the six months ended September 30, 2021.
Future accounting developments
Future accounting developments—
There are no new authoritative accounting pronouncements relevant to Nomura which may have a material impact on these consolidated financial statements to be adopted on or after April 1, 2022.